Summary of significant accounting policies (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Investment properties	$ 230,167	$ 335,016
Right-of-use assets	21,928
Investment in associates and joint ventures	(75,128)	(44,870)
Trade and other receivables	27,326	21,730
Total non-current assets	455,917	507,277
Total current assets	231,023	218,757
TOTAL ASSETS	686,940	726,034
Non-controlling interest	96,994	103,159
TOTAL SHAREHOLDERS' EQUITY	122,153	127,201	$ 176,454	$ 150,884
Non-current liabilities
Lease liabilities	15,194
Total non-current liabilities	391,926	470,770
Current liabilities
Lease liabilities	5,661
Trade and other payables	(2,986)	(2,830)
Group of liabilities held for sale	23,649	8,137
Total Current liabilities	172,861	128,063
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	686,940	$ 726,034
July 1, 2018 [Member]
Non-current assets
Investment properties	426
Right-of-use assets	16,374
Investment in associates and joint ventures	(1,979)
Trade and other receivables	81
Total non-current assets	14,902
Income tax and MPIT credit	17
Groups of assets held for sale	3,121
Trade and other receivables	(169)
Total current assets	2,969
TOTAL ASSETS	17,871
Shareholders' equity attributable to equity holders of the parent	(814)
Retained earnings	(1,352)
Non-controlling interest	(2,166)
Non-current liabilities
Lease liabilities	12,221
Total non-current liabilities	12,221
Current liabilities
Lease liabilities	4,574
Trade and other payables	(68)
Group of liabilities held for sale	3,310
Total Current liabilities	7,816
TOTAL LIABILITIES	20,037
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	17,871
IFRS 16 Impact [Member] | July 1, 2018 [Member]
Non-current assets
Investment properties	426
Right-of-use assets	16,374
Investment in associates and joint ventures
Trade and other receivables	81
Total non-current assets	16,881
Income tax and MPIT credit	17
Groups of assets held for sale	3,121
Trade and other receivables	(169)
Total current assets	2,969
TOTAL ASSETS	19,850
Shareholders' equity attributable to equity holders of the parent	(117)
Retained earnings	(70)
Non-controlling interest	(187)
Non-current liabilities
Lease liabilities	12,221
Total non-current liabilities	12,221
Current liabilities
Lease liabilities	4,574
Trade and other payables	(68)
Group of liabilities held for sale	3,310
Total Current liabilities	7,816
TOTAL LIABILITIES	20,037
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	19,850
IAS 28 Impact [Member]
Non-current assets
Investment properties
Right-of-use assets
Investment in associates and joint ventures	(1,979)
Trade and other receivables
Total non-current assets	(1,979)
Income tax and MPIT credit
Groups of assets held for sale
Trade and other receivables
Total current assets
TOTAL ASSETS	(1,979)
Shareholders' equity attributable to equity holders of the parent	(697)
Retained earnings	(1,282)
Non-controlling interest	(1,979)
Non-current liabilities
Lease liabilities
Total non-current liabilities
Current liabilities
Lease liabilities
Trade and other payables
Group of liabilities held for sale
Total Current liabilities
TOTAL LIABILITIES
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ (1,979)